Deferred Tax - Schedule of Net Deferred Tax Assets and Liabilities has been Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [Line Items]
Beginning balance	€ 2,293	€ 2,403
Acquisitions / Additions	(10)
Charged to income statement	15	204	€ (80)
Charged to OCI	(75)	(134)
Net exchange differences	151	(76)
Disposal of a business	1	8
Transfers to disposal groups		0
Transfer to/from other headings		0
Transfer to/from current income tax		(109)
Other		(2)
Ending balance	2,375	2,293	2,403
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(2)	(15)
Acquisitions / Additions	0
Charged to income statement	(1)	12
Charged to OCI	0	0
Net exchange differences	0	0
Disposal of a business	0	0
Transfers to disposal groups		0
Transfer to/from other headings		0
Transfer to/from current income tax		0
Other		0
Ending balance	(2)	(2)	(15)
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	809	1,574
Acquisitions / Additions	0
Charged to income statement	(76)	(170)
Charged to OCI	278	(436)
Net exchange differences	63	(38)
Disposal of a business	(7)	(2)
Transfers to disposal groups		0
Transfer to/from other headings		(118)
Transfer to/from current income tax		0
Other		0
Ending balance	1,068	809	1,574
Insurance contracts [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(661)	(1,449)
Acquisitions / Additions	0
Charged to income statement	(109)	479
Charged to OCI	(354)	271
Net exchange differences	(63)	32
Disposal of a business	7	4
Transfers to disposal groups		0
Transfer to/from other headings		0
Transfer to/from current income tax		0
Other		1
Ending balance	(1,180)	(661)	(1,449)
Deferred expenses and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	537	573
Acquisitions / Additions	(10)
Charged to income statement	12	(12)
Charged to OCI	0	0
Net exchange differences	36	(19)
Disposal of a business	0	0
Transfers to disposal groups		0
Transfer to/from other headings		0
Transfer to/from current income tax		0
Other		(5)
Ending balance	576	537	573
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	214	196
Acquisitions / Additions	0
Charged to income statement	12	(6)
Charged to OCI	(3)	31
Net exchange differences	15	(7)
Disposal of a business	0	0
Transfers to disposal groups		0
Transfer to/from other headings		0
Transfer to/from current income tax		0
Other		0
Ending balance	237	214	196
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,112	1,287
Acquisitions / Additions	0
Charged to income statement	259	(49)
Charged to OCI	(4)	0
Net exchange differences	81	(26)
Disposal of a business	0	8
Transfers to disposal groups		1
Transfer to/from other headings		0
Transfer to/from current income tax		(109)
Other		1
Ending balance	1,448	1,112	1,287
Other [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	284	235
Acquisitions / Additions	0
Charged to income statement	(83)	(51)
Charged to OCI	8	0
Net exchange differences	19	(18)
Disposal of a business	0	(2)
Transfers to disposal groups		(1)
Transfer to/from other headings		118
Transfer to/from current income tax		0
Other		2
Ending balance	€ 228	€ 284	€ 235